Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 32,000	$ 38,000	$ 97,000	$ 307,000	$ 340,673	$ 397,470